Intangible Assets, Net - Future amortization expense of trademarks (Details) - MXN ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets and Goodwill, Net
Intangible assets and goodwill, net		$ 43,063,516	$ 35,886,434
Concessions
Intangible Assets and Goodwill, Net
Intangible assets and goodwill, net		15,166,067	15,166,067	$ 15,719,572
Intangible Assets with Finite Useful Lives
Intangible Assets and Goodwill, Net
Intangible assets and goodwill, net		13,304,414	5,992,594
Intangible Assets with Finite Useful Lives | Trademarks
Intangible Assets and Goodwill, Net
Intangible assets and goodwill, net		321,520	794,347
Estimated useful life (in years)	P4Y
Amortization		472,827	472,827
Intangible Assets with Finite Useful Lives | Trademarks | 2019
Intangible Assets and Goodwill, Net
Amortization		321,520
Intangible Assets with Finite Useful Lives | Concessions
Intangible Assets and Goodwill, Net
Intangible assets and goodwill, net		$ 332,103	442,804
Estimated useful life (in years)		P5Y
Amortization		$ 110,701
Intangible Assets with Finite Useful Lives | Concessions | 2019
Intangible Assets and Goodwill, Net
Amortization		110,701
Intangible Assets with Finite Useful Lives | Concessions | 2020
Intangible Assets and Goodwill, Net
Amortization		110,701
Intangible Assets with Finite Useful Lives | Concessions | 2021
Intangible Assets and Goodwill, Net
Intangible assets and goodwill, net			$ 553,505
Amortization		$ 110,701